Account Receivable - Schedule of Account Receivable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Account Receivable [Abstract]
Accounts Receivable	$ 227,869	$ 203,711	$ 304,229
Accounts Receivable Change Amount	$ 24,158	$ (100,518)
Accounts Receivable Change Percentage	12.00%	(33.00%)
Allowance for doubtful accounts	$ (215,318)	$ (192,385)	(214,823)
Allowance for doubtful accounts Change Amount	$ (22,933)	$ 22,438
Allowance for doubtful accounts Change Percentage	12.00%	(10.00%)
Accounts Receivable Total	$ 12,552	$ 11,326	$ 89,406
Accounts Receivable Change Amount Total	$ 1,226	$ (78,080)
Accounts Receivable Change Percentage Total	11.00%	(87.00%)